SCHEDULE OF PROPERTY EQUIPMENT AND SOFTWARE (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Subtotal			¥ 263,745	¥ 231,216
Less: accumulated depreciation	[1]		(58,295)	(55,765)
Total property, equipment and software, net		$ 28,147	205,450	175,451
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[2]		170,838	171,582
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[3]		36,884	1,418
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal			30,020	29,681
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal			12,325	15,489
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Subtotal			6,825	6,728
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal			5,504	5,687
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal			¥ 1,349	¥ 631

[1]	Depreciation expenses were RMB 7,718, RMB 6,545 and RMB 6,709 for the years ended December 31, 2022, 2023 and 2024, respectively. No impairment charges were recorded for the years ended December 31, 2022, 2023 and 2024.
[2]	In June 2021, the Group entered into a purchase agreement with a third-party company to purchase an office building. The Group paid 50% of the total amount with consideration of RMB 81,125 in 2021 and paid the remaining 50% in amount of RMB 80,732 in 2022. In June 2022, the new office building has been delivered by the third-party company to the Group and all prepayment except for the value added tax of the office building were recorded as construction in progress upon delivery in 2022. In April 2023, the office building has been put into use with estimated useful life of 40 years.
[3]	In June 2024, the Group entered into an agreement with the local government to acquire the land use right (the “Hangzhou Land Parcel”) (Note 9) for an aggregate consideration of approximately RMB 176,645 (including deed tax and stamp duty with a total amount of RMB 5,145). In July 2024, the Company obtained the certificate of the land use right and accounted for the land use right at cost less accumulated amortization and impairment losses, if any. The Company planned to construct a new office building on the Hangzhou Land Parcel for its new headquarters and offices leasable to external parties. As of December 31, 2024, the Hangzhou Land Parcel was under construction, and the construction in progress mainly consisted of construction design management fees and construction cost recognized based on construction progress. The Company recorded payables for construction cost in other payable and accrued liabilities (Note 17) and other non-current liabilities, respectively.